ACCOUNTS RECEIVABLE (Schedule of Accounts Receivable) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
LOANS RECEIVABLE [Abstract]
Accounts receivable	$ 149,470	$ 71,088
Allowance for doubtful accounts	(28,671)	(21,397)
Accounts receivable, net	$ 120,799	$ 49,691